FAIR VALUE OF ASSETS AND LIABILITIES - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Cash and cash equivalents	$ 208,824	$ 283,956	$ 84,907
Securities available for sale, at fair value	151,027	132,172	114,001
Other equity securities	8,937	9,232	5,017
Loans held for sale	2,509	2,400	5,696
Trading assets	4,278	1,784	983
Loans, net	1,294,578	1,235,456	1,018,256
Bank owned life insurance	29,343	22,201	22,458
Annuities	15,523	12,888	12,903
Accrued interest receivable	4,427	4,170	4,243
Restricted equity securities	2,825	2,600	3,224
Financial liabilities:
Deposits	1,541,839	1,556,451	1,139,661
Trading liabilities	4,322	1,843	1,013
FHLB advances	25,950	25,950	30,900
Other borrowings	0	12,498	7,975
Subordinated notes	47,154	0	4,493
Accrued interest payable	107	132	278
Fair Value, Inputs, Level 1
Financial assets:
Cash and cash equivalents	208,824	283,956	84,907
Securities available for sale, at fair value	0	0	0
Other equity securities	4,854	4,985	5,017
Loans held for sale	0	0	0
Trading assets	0	0	0
Loans, net	0	0	0
Bank owned life insurance	0	0	0
Annuities	0	0	0
Accrued interest receivable	0	0	0
Restricted equity securities	0	0	0
Financial liabilities:
Deposits	0	0	0
Trading liabilities	0	0	0
FHLB advances	0	0	0
Other borrowings	0	0	0
Subordinated notes	0	0	0
Accrued interest payable	0	0	0
Fair Value, Inputs, Level 2
Financial assets:
Cash and cash equivalents	0	0	0
Securities available for sale, at fair value	151,027	132,172	114,001
Other equity securities	0	0	0
Loans held for sale	2,509	2,400	5,696
Trading assets	4,278	1,784	983
Loans, net	1,277,836	1,237,491	1,030,104
Bank owned life insurance	29,343	22,201	22,458
Annuities	15,523	12,888	12,903
Accrued interest receivable	4,427	4,170	4,243
Restricted equity securities	0	0	0
Financial liabilities:
Deposits	1,469,334	1,507,190	1,140,979
Trading liabilities	4,322	1,843	1,013
FHLB advances	25,829	25,926	30,962
Other borrowings	0	12,498	7,975
Subordinated notes	47,154	0	4,493
Accrued interest payable	107	132	278
Fair Value, Inputs, Level 3
Financial assets:
Cash and cash equivalents	0	0	0
Securities available for sale, at fair value	0	0	0
Other equity securities	4,083	4,247	0
Loans held for sale	0	0	0
Trading assets	0	0	0
Loans, net	8,329	7,718	4,392
Bank owned life insurance	0	0	0
Annuities	0	0	0
Accrued interest receivable	0	0	0
Restricted equity securities	2,825	2,600	3,224
Financial liabilities:
Deposits	0	0	0
Trading liabilities	0	0	0
FHLB advances	0	0	0
Other borrowings	0	0	0
Subordinated notes	0	0	0
Accrued interest payable	$ 0	$ 0	$ 0